Investment (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENTS [Abstract]
Investment

	2010	2011
	RMB	RMB
Home Inns (equity method)	702,697,522	732,863,669
Hanting (available-for-sale)	792,390,941	492,658,379
Dining Secretary (available-for-sale)	66,000,000	65,414,773
Others	13,142,160	14,208,222

Total net book value	1,574,230,623	1,305,145,043

Carrying amount and unrealized securities holding profit for equity method

	2010	2011
	RMB	RMB
Investment cost
Balance at beginning of year	625,181,868	603,656,113
Foreign currency translation	(21,525,755)	(27,359,684)

Total investment cost	603,656,113	576,296,429

Value booked under equity method
Share of profit on affiliated companies investments	105,543,246	167,175,531
Amortization of identifiable intangible assets, net of tax	(6,501,837)	(10,608,291)

Total booked value under equity method.	99,041,409	156,567,240

Net book value	702,697,522	732,863,669

Purchase price allocation

Fair Value
RMB
Fair value of proportional of share of 18% of net assets acquired	247,029,670
Identified intangible assets	304,332,935
Deferred tax liabilities arising from the acquisition	(76,083,234)
Goodwill	149,591,668

Total purchase price	624,871,039

Identified intangible assets acquired

	Fair value	Useful lives
	RMB
Trademark	255,435,317	Indefinite
Franchised relationships	25,543,532	8 years
Customer list	1,459,630	5 years
Leasehold interest	21,894,456	11 years

	304,332,935

Financial information of investees

RMB
’000
Current assets	1,908,389
Non-current assets	6,013,060
Current liabilities	1,462,735
Non-current liabilities	2,635,492
Retain earnings	1,051,065
Total revenues	3,447,769
Income from operations	364,600
Net income	357,476